LEASES	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
LEASES
9. LEASES
The Company has entered into non-cancellable operating and finance leases for offices, data facilities, mining and networking equipment, electrical infrastructure and office equipment, with lease periods expiring through 2035. In addition, certain leases contain bargain renewal options extending through 2051. The Company recognizes lease expense for these leases on a straight-line basis over the lease term, which includes any bargain renewal options. The Company recognizes rent expense on a straight-line basis over the lease period. In addition to minimum rent, certain leases require payment of real estate taxes, insurance, common area maintenance charges, and other executory costs. Differences between rent expense and rent paid are recognized as adjustments to operating lease right-of-use assets on the Company’s Consolidated Balance Sheets. For certain leases, the Company receives lease incentives, such as tenant improvement allowances, and records those as adjustments to operating lease right-of-use assets and operating lease liabilities on the Company’s Consolidated Balance Sheets and amortizes the lease incentives on a straight-line basis over the lease term as an adjustment to rent expense.
The components of operating and finance leases are presented on the Company’s Consolidated Balance Sheets as follows (in thousands):

	Financial statement line item	December 31, 2023	December 31, 2022
Assets:
Operating lease right-of-use assets	Operating lease right-of-use assets	$7,844	$20,430
Finance lease right-of-use assets	Property, plant and equipment, net	$16,268	$31,213
Liabilities:
Operating lease liabilities, current portion	Operating lease liabilities, current portion	$77	$769
Operating lease liabilities, net of current portion	Operating lease liabilities, net of current portion	$1,512	$720
Finance lease liabilities, current portion	Finance lease liabilities, current portion	$19,771	$—
Finance lease liabilities, net of current portion	Finance lease liabilities, net of current portion	$35,745	$—
Operating and finance lease liabilities subject to compromise	Liabilities subject to compromise	$—	$84,664
The components of lease expense were as follows (in thousands):

		Year Ended December 31,
	Financial statement line item	2023	2022
Operating lease expense	General and administrative expenses	$1,024	$1,937
Short-term lease expense	General and administrative expenses	—	24
Finance lease expense:
Amortization of right-of-use assets	Cost of revenue	11,424	31,372
Interest on lease liabilities	Interest expense, net	1,787	7,080
Total finance lease expense		13,211	38,452
Total lease expense		$14,235	$40,413
In determining the discount rate used to measure the right-of-use asset and lease liability, we use rates implicit in the lease, or if not readily available, we use our incremental borrowing rate. Our incremental borrowing rate is based on an estimated secured rate with reference to recent borrowings of similar collateral and tenure when available. Determining our incremental borrowing rate, especially if there are insufficient observable borrowings near the time of lease commencement, may require significant judgment.
Information relating to the lease term and discount rate is as follows:

	December 31, 2023	December 31, 2022
Weighted Average Remaining Lease Term (Years)
Operating leases	16.7	10.5
Finance leases	2.2	2.1
Weighted Average Discount Rate
Operating leases	11.7%	6.5%
Finance leases	12.9%	12.4%
The following table summarizes the Company’s supplemental cash flow information (in thousands):

	Year Ended December 31,
	2023	2022
Lease Payments
Operating lease payments	$956	$726
Finance lease payments	$4,459	$36,740
Supplemental Noncash Information
Operating lease right-of-use assets obtained in exchange for lease obligations(1)	$—	$14,195
Finance lease right-of-use assets obtained in exchange for lease obligations	$—	$10,557
(Decrease) increase in finance lease right-of-use assets as a result of lease modification	$(11,644)	$693
Decrease in finance lease liability as a result of lease modification	$(11,644)	$—
Decrease in right-of-use assets due to lease termination	$(13,144)	$—
Decrease in lease liability due to lease termination	$(13,517)	$—
__________________
(1)Includes operating lease right-of-use assets of $6.7 million that were recorded upon adoption of Topic 842 on January 1, 2022. Refer to Note 2 — Summary of Significant Accounting Policies for additional information.
The Company’s minimum payments under noncancelable operating and finance leases having initial terms and bargain renewal periods in excess of one year are as follows at December 31, 2023, and thereafter (in thousands):

	Operating Leases	Finance Leases
2024	$262	$62,859
2025	262	1,862
2026	262	3
2027	195	—
2028	181	—
Thereafter	2,054	—
Total lease payments	3,216	64,724
Less: imputed interest	1,627	9,208
Less: Liabilities subject to compromise	—	—
Total	$1,589	$55,516
Operating Leases
In September 2021, the Company entered into operating lease agreements with Minnkota Power Cooperative to develop a hosting facility in Grand Forks, North Dakota as well as enter into a power supply purchase agreement to purchase 100 megawatts of power supply once construction of the facility is complete. As a result of the agreements being entered into contemporaneously and in contemplation of one another, the agreements are considered to be a single unit of account and consideration has been allocated between lease and non-lease components based on relative standalone selling price with approximately $5.3 million allocated to the lease components and $2.6 million allocated to the non-lease components. Substantially all of the payments for the intended leases would be for a five-year to thirty-year term (comprising an initial five-year term with five five-year bargain renewal options to renew) with purchase options exercisable at any time for approximately $5.6 million less any rent paid to date and subject to certain other adjustments.
In addition to the above, in December 2021, the Company entered into an agreement to lease office space for its new corporate headquarters that commenced in July of 2022. The lease includes base rent of approximately $14.0 million to be paid over a period of 130 months. On November 11, 2022, the landlord notified the Company that it was terminating the lease.
Finance Leases
In December 2021, the Company entered into finance lease agreements with Liberty Commercial Finance LLC totaling $40.9 million for the purchase of bitcoin mining equipment, with a weighted average term of 3.2 years. The leases bear interest at a weighted average rate per annum of 12.6% and the Company is required to make monthly payments of principal and interest. Interest expense on the lease has been recognized based on a weighted average effective interest rate of 12.6%.
In December 2021, the Company entered into finance lease agreements with MassMutual Asset Finance LLC totaling $50.0 million for the purchase of bitcoin mining equipment, with a weighted average term of 3.2 years. The leases bear interest at a rate per annum of 10% and the Company is required to make monthly payments of principal and interest. Interest expense on the leases has been recognized based on an effective interest rate of 10%.
In August 2022, the Company amended the finance lease agreements with MassMutual Asset Finance LLC to defer lease payments for a period of six months beginning with payments due in August 2022. The amendments result in no change to the term of the finance leases and the remaining principal will amortize over the remaining life of the leases beginning in February 2023. The amendments also requires an additional amount blockchain computing equipment to be provided as collateral. The leases under the amended agreements bear interest at a rate of 13.0% per annum. Interest expense on the amended leases has been recognized based on an effective interest rate of 12.5%. As a result of the lease modification, the lease liabilities decreased by $7.7 million with a corresponding decrease to finance lease right-of assets of $7.7 million.
Balance Sheet Classification
As discussed in Note 7 — Notes Payable, in October 2022, the Company determined not to make certain payments with respect to several of its debt facilities, equipment financing facilities and leases and other financings, including its two bridge promissory notes. As a result, the creditors under these debt facilities may exercise remedies following any applicable grace periods (which have passed) and pursuant to any confirmed plan of reorganization, including electing to accelerate the principal amount of such debt, suing the Company for nonpayment, increasing interest rates to default rates, or taking action with respect to collateral, where applicable. Remedies available under these debt facilities are stayed while the Company is under Chapter 11 protections.

LEASES
9. LEASES
The Company has entered into non-cancellable operating and finance leases for offices, data facilities, mining and networking equipment, electrical infrastructure and office equipment, with lease periods expiring through 2035. In addition, certain leases contain bargain renewal options extending through 2051. The Company recognizes lease expense for these leases on a straight-line basis over the lease term, which includes any bargain renewal options. The Company recognizes rent expense on a straight-line basis over the lease period. In addition to minimum rent, certain leases require payment of real estate taxes, insurance, common area maintenance charges, and other executory costs. Differences between rent expense and rent paid are recognized as adjustments to operating lease right-of-use assets on the Company’s Consolidated Balance Sheets. For certain leases, the Company receives lease incentives, such as tenant improvement allowances, and records those as adjustments to operating lease right-of-use assets and operating lease liabilities on the Company’s Consolidated Balance Sheets and amortizes the lease incentives on a straight-line basis over the lease term as an adjustment to rent expense.
The components of operating and finance leases are presented on the Company’s Consolidated Balance Sheets as follows (in thousands):

	Financial statement line item	December 31, 2023	December 31, 2022
Assets:
Operating lease right-of-use assets	Operating lease right-of-use assets	$7,844	$20,430
Finance lease right-of-use assets	Property, plant and equipment, net	$16,268	$31,213
Liabilities:
Operating lease liabilities, current portion	Operating lease liabilities, current portion	$77	$769
Operating lease liabilities, net of current portion	Operating lease liabilities, net of current portion	$1,512	$720
Finance lease liabilities, current portion	Finance lease liabilities, current portion	$19,771	$—
Finance lease liabilities, net of current portion	Finance lease liabilities, net of current portion	$35,745	$—
Operating and finance lease liabilities subject to compromise	Liabilities subject to compromise	$—	$84,664
The components of lease expense were as follows (in thousands):

		Year Ended December 31,
	Financial statement line item	2023	2022
Operating lease expense	General and administrative expenses	$1,024	$1,937
Short-term lease expense	General and administrative expenses	—	24
Finance lease expense:
Amortization of right-of-use assets	Cost of revenue	11,424	31,372
Interest on lease liabilities	Interest expense, net	1,787	7,080
Total finance lease expense		13,211	38,452
Total lease expense		$14,235	$40,413
In determining the discount rate used to measure the right-of-use asset and lease liability, we use rates implicit in the lease, or if not readily available, we use our incremental borrowing rate. Our incremental borrowing rate is based on an estimated secured rate with reference to recent borrowings of similar collateral and tenure when available. Determining our incremental borrowing rate, especially if there are insufficient observable borrowings near the time of lease commencement, may require significant judgment.
Information relating to the lease term and discount rate is as follows:

	December 31, 2023	December 31, 2022
Weighted Average Remaining Lease Term (Years)
Operating leases	16.7	10.5
Finance leases	2.2	2.1
Weighted Average Discount Rate
Operating leases	11.7%	6.5%
Finance leases	12.9%	12.4%
The following table summarizes the Company’s supplemental cash flow information (in thousands):

	Year Ended December 31,
	2023	2022
Lease Payments
Operating lease payments	$956	$726
Finance lease payments	$4,459	$36,740
Supplemental Noncash Information
Operating lease right-of-use assets obtained in exchange for lease obligations(1)	$—	$14,195
Finance lease right-of-use assets obtained in exchange for lease obligations	$—	$10,557
(Decrease) increase in finance lease right-of-use assets as a result of lease modification	$(11,644)	$693
Decrease in finance lease liability as a result of lease modification	$(11,644)	$—
Decrease in right-of-use assets due to lease termination	$(13,144)	$—
Decrease in lease liability due to lease termination	$(13,517)	$—
__________________
(1)Includes operating lease right-of-use assets of $6.7 million that were recorded upon adoption of Topic 842 on January 1, 2022. Refer to Note 2 — Summary of Significant Accounting Policies for additional information.
The Company’s minimum payments under noncancelable operating and finance leases having initial terms and bargain renewal periods in excess of one year are as follows at December 31, 2023, and thereafter (in thousands):

	Operating Leases	Finance Leases
2024	$262	$62,859
2025	262	1,862
2026	262	3
2027	195	—
2028	181	—
Thereafter	2,054	—
Total lease payments	3,216	64,724
Less: imputed interest	1,627	9,208
Less: Liabilities subject to compromise	—	—
Total	$1,589	$55,516
Operating Leases
In September 2021, the Company entered into operating lease agreements with Minnkota Power Cooperative to develop a hosting facility in Grand Forks, North Dakota as well as enter into a power supply purchase agreement to purchase 100 megawatts of power supply once construction of the facility is complete. As a result of the agreements being entered into contemporaneously and in contemplation of one another, the agreements are considered to be a single unit of account and consideration has been allocated between lease and non-lease components based on relative standalone selling price with approximately $5.3 million allocated to the lease components and $2.6 million allocated to the non-lease components. Substantially all of the payments for the intended leases would be for a five-year to thirty-year term (comprising an initial five-year term with five five-year bargain renewal options to renew) with purchase options exercisable at any time for approximately $5.6 million less any rent paid to date and subject to certain other adjustments.
In addition to the above, in December 2021, the Company entered into an agreement to lease office space for its new corporate headquarters that commenced in July of 2022. The lease includes base rent of approximately $14.0 million to be paid over a period of 130 months. On November 11, 2022, the landlord notified the Company that it was terminating the lease.
Finance Leases
In December 2021, the Company entered into finance lease agreements with Liberty Commercial Finance LLC totaling $40.9 million for the purchase of bitcoin mining equipment, with a weighted average term of 3.2 years. The leases bear interest at a weighted average rate per annum of 12.6% and the Company is required to make monthly payments of principal and interest. Interest expense on the lease has been recognized based on a weighted average effective interest rate of 12.6%.
In December 2021, the Company entered into finance lease agreements with MassMutual Asset Finance LLC totaling $50.0 million for the purchase of bitcoin mining equipment, with a weighted average term of 3.2 years. The leases bear interest at a rate per annum of 10% and the Company is required to make monthly payments of principal and interest. Interest expense on the leases has been recognized based on an effective interest rate of 10%.
In August 2022, the Company amended the finance lease agreements with MassMutual Asset Finance LLC to defer lease payments for a period of six months beginning with payments due in August 2022. The amendments result in no change to the term of the finance leases and the remaining principal will amortize over the remaining life of the leases beginning in February 2023. The amendments also requires an additional amount blockchain computing equipment to be provided as collateral. The leases under the amended agreements bear interest at a rate of 13.0% per annum. Interest expense on the amended leases has been recognized based on an effective interest rate of 12.5%. As a result of the lease modification, the lease liabilities decreased by $7.7 million with a corresponding decrease to finance lease right-of assets of $7.7 million.
Balance Sheet Classification
As discussed in Note 7 — Notes Payable, in October 2022, the Company determined not to make certain payments with respect to several of its debt facilities, equipment financing facilities and leases and other financings, including its two bridge promissory notes. As a result, the creditors under these debt facilities may exercise remedies following any applicable grace periods (which have passed) and pursuant to any confirmed plan of reorganization, including electing to accelerate the principal amount of such debt, suing the Company for nonpayment, increasing interest rates to default rates, or taking action with respect to collateral, where applicable. Remedies available under these debt facilities are stayed while the Company is under Chapter 11 protections.